WARRANTS, STOCK OPTIONS, RESTRICTED STOCK UNITS (“RSUS”), AND DEFERRED STOCK UNITS (“DSUS”)	12 Months Ended
Dec. 31, 2025
WARRANTS, STOCK OPTIONS, RESTRICTED STOCK UNITS (“RSUS”), AND DEFERRED STOCK UNITS (“DSUS”)
WARRANTS, STOCK OPTIONS, RESTRICTED STOCK UNITS (“RSUS”), AND DEFERRED STOCK UNITS (“DSUS”)
13.  Warrants, Stock options, RESTRICTED STOCK UNITS (“RSUs”), and Deferred stock units (“DSUs”)

a)       Warrants

The following table summarizes the Company’s outstanding warrants and the changes during the year ended December 31, 2025.

	Warrants	Weighted Average Exercise Price
Balance as at January 1, 2024	196,380	$ 12.00

Expired unexercised	(196,380)	-

Balance as at December 31, 2024 and December 31, 2025	-	-

b)       Stock options

The Company’s Plan includes Options, RSUs and DSUs.  Directors, officers, employees and consultants of the Company and of its subsidiaries are eligible to receive Options. The aggregate number of shares to be issued upon the exercise of all derivatives granted under the plan shall not exceed 10% of the issued shares of the Company at the time of granting the options. The maximum number of common shares optioned to any one optionee shall not exceed 5% of outstanding common shares of the Company. Options granted under the plan generally have a term of five years but may not exceed five years and typically vest over a three-year period or at terms to be determined by the directors at the time of grant. The exercise price of each option shall be determined by the directors at the time of grant but shall not be less than the price permitted by the policies of the stock exchange(s) on which the Company’s common shares are then listed.

The following table summarizes the stock option activity for the year:

	Number of Stock options	Weighted average exercise price
Balance as at January 1, 2024	39,500	$5.20

Granted	235,000	$2.20
Exercised	(45,000)	$1.00
Expired, unexercised	(48,000)	$3.50

Balance as at December 31, 2024	181,500	$2.80

Granted	593,000	$3.52
Expired, unexercised	(11,500)	$5.00

Balance as at December 31, 2025	763,000	$3.32

Subsequent to year end, 3,333 options were exercised at $3.40.

Stock options outstanding and exercisable are as follows:

Expiry Date	Exercise Price	Number of Stock options outstanding	Average remaining contractual life (years)	Number of stock options exercisable

January 9, 2029	$1.00	55,000	3.03	55,000
November 1, 2029	$3.40	115,000	3.84	38,333
February 26, 2030	$3.55	275,000	4.16	-
April 21, 2030	$4.10	60,000	4.30	-
May 8, 2030	$3.00	24,000	4.35	-
July 3, 2030	$3.37	200,000	4.50	-
August 20, 2030	$3.57	34,000	4.64	-

December 31, 2025		763,000	4.16	93,333

During the year ended December 31, 2025, the Company recorded share-based compensation expense of $1,065,230 (2024: $83,116) relating to stock options. 593,000 options were granted during the year ended December 31, 2025 (2024: 235,000). The majority of options granted vest over a three-year period, however certain options granted in 2024 vest semi-annually over an 18-month period.

The weighted-average fair value of stock options granted during the year ended December 31, 2025, was estimated on the dates of grant to be $3.40 (2024: $1.93) per option granted using the Black-Scholes option pricing model with the following assumptions:

Years ended December 31,	2025	2024
Expected life (years)	5.0	5.0
Risk-free interest rate (%)	2.6 – 3.0	3.0 – 3.6
Expected volatility (%)	194 - 215	115 - 216
Expected dividend yield (%)	-	-
Expected forfeitures (%)	-	-

c)       RSUs

The following table summarizes the RSU activity for the period:

	Number of RSUs	Weighted Average Value at Date of Grant
Balance as at January 1, 2024	-	$-
Granted	37,500	3.40
Balance as at December 31, 2024	37,500	$3.40
Granted	410,415	4.04
Balance as at December 31, 2025	447,915	$3.99

Under the Company’s Plan, RSUs are granted to employees, directors and non-employees as approved by the Company’s Board of Directors. Each RSU represents a unit with the underlying value equal to the value of one common share of the Company, vests over a specified period of service in accordance with the plan and can be equity or cash settled at the discretion of the Company. RSUs granted to date vest over a period of three years.

On November 1, 2024, 37,500 RSUs were granted. On April 21, 2025, an additional 25,000 RSUs were granted, and on December 1, 2025 the Company granted a further 385,415 RSUs. As the Company intends to settle in cash, the cost of the RSUs is recognized as an other liability in the consolidated statements of financial position and as an expense over the vesting period in the consolidated statements of loss and comprehensive loss. The liability is re-measured to fair value at each reporting date with changes in fair value recognized in the consolidated statements of loss and comprehensive loss. As at December 31, 2025, the fair value of the RSU liability was $215,213 (note 10) and a total of 447,915 RSUs were outstanding (2024: 37,500).

During the year ended December 31, 2025, an amount of $237,839 (2024: $12,808) as related to RSUs was recorded in stock-based compensation expense.

d)       DSUs

The following table summarizes the DSU activity for the period:

	Number of DSUs	Weighted Average Value at Date of Grant
Balance as at January 1, 2024	-	$-
Granted	140,000	3.40
Balance as at December 31, 2024	140,000	$3.40
Granted	84,506	3.55
Settled	(50,000)	3.50
Balance as at December 31, 2025	174,506	$3.46

Under the Company’s Plan, DSUs are granted to directors as approved by the Company’s Board of Directors. Each DSU represents a unit with the underlying value equal to the value of one common share of the Company and in accordance with the terms of the plan is settled upon a director’s departure from the Board or twelve months from grant, whichever is later. DSU’s vest over one year from the grant date.

On March 7, 2025, 84,506 DSUs were granted. As the Company intends to equity settle the awards, the cost of the DSUs is recognized as a component of contributed surplus in the consolidated statements of financial position and as an expense in the consolidated statements of loss and comprehensive loss. The fair value is not remeasured after the grant date. During the year ended December 31, 2025, an amount of $643,512 (2024: $78,247) relating to DSUs on grant date was recorded in stock-based compensation expense. During the year, 50,000 DSUs were settled following one director who did not stand for re-election to the Board.